Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of accounts receivable, net
	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	413,580	418,266
Allowance for doubtful accounts	(28,821)	(27,934)
Accounts receivable, net	384,759	390,332

Schedule of group’s allowance for expected credit losses of accounts receivables
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	21,241	20,495	29,000
Cumulative-effect adjustment upon adoption of ASU 2016-13	—	7,436	—
Current period provision for expected credit losses	6,533	4,831	2,095
Write-offs	(7,279)	(3,762)	(3,070)
Balance at the end of the year	20,495	29,000	28,025

Schedule of property plant and equipment depreciation and amortization are calculated using the straight-line method
	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of depreciation expense recognized in the consolidated statements of income and comprehensive income
	2019	2020	2021
	RMB	RMB	RMB
Operating costs	216	199	791
Selling expenses	7,144	7,350	5,778
General and administrative expenses	8,920	10,109	11,773
Depreciation expense	16,280	17,658	18,342

Schedule of group’s assets and liabilities that are measured at fair value on a recurring basis
		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	1,307,865	—	1,307,865	—

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	857,682	—	870,682	—